                               STI CLASSIC FUNDS
                          EMERGING MARKETS EQUITY FUND
                             SMALL CAP EQUITY FUND
                         Supplement dated June 30, 1997
                     to Prospectus dated December 31, 1996

    This Prospectus dated December 31, 1996, is hereby amended by the addition of the following unaudited financial information for the STI Classic Funds Emerging Market Equity Fund and the STI Classic Funds Small Cap Equity Fund for the period ended May 31, 1997.

FINANCIAL HIGHLIGHTS                                       THE STI CLASSIC FUNDS

For the Period from Inception Through May 31, 1997                     UNAUDITED

For a Share Outstanding Throughout the Period

                                                                                 EMERGING MARKETS     SMALL CAP
                                                                                  EQUITY FUND(1)    EQUITY FUND(1)
                                                                                 -----------------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD...........................................      $   10.00        $    10.00
Income from investment operations:
Net Investment Income..........................................................           0.04              0.05
Net Realized and Unrealized Gain on Investments................................           0.75              1.04
Distributions from Net Investment Income.......................................           0.00             (0.02)
NET ASSET VALUE, END OF PERIOD.................................................      $   10.79        $    11.07
Total Return*..................................................................           7.90%            10.97%
Period Net Assets, End of Period (000's).......................................      $  39,495        $  131,049
Ratio of Expenses to Average Net Assets**......................................           1.55%             1.20%
Ratio of Net Investment Income to Average Net Assets**.........................           1.37%             1.86%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Contributions)**......................................           2.05%             1.37%
Ratio of Net Investment Income to Average Net Assets
  (Excluding Waivers and Contributions)**......................................           0.87%             1.69%
Portfolio Turnover Rate........................................................          23.88%            27.46%
Average Commission Rate(A).....................................................      $  0.0019        $   0.0523

------------------------

  * Return is for the period indicated and has not been annualized.

 ** Annualized.

(A) Average commission rate paid per share for the security purchases and sales during the period.

 (1) Commenced operations January 31, 1997.

    The information on page 4 of the prospectus with respect to the predecessor collective funds has been updated to reflect performance data for the Funds, including the performance of the predecessor collective investment funds, through May 31, 1997.

PERFORMANCE INFORMATION FOR PREDECESSOR COLLECTIVE FUNDS

    Before commencing operations as SEC-registered mutual funds on January 31, 1997, the Emerging Markets Equity and Small Cap Equity Funds were operated as unregistered collective investment funds managed by STI Capital Management, Inc. A substantial portion of the assets of the collective investment funds was transferred to the Funds immediately prior to their commencement of operations. The collective investment funds were managed using virtually the same investment objectives, policies and restrictions as those used by each respective Fund. Set forth below is the performance of the Funds since they commenced operations together with their prior performance since inception as unregistered collective investment funds. The performance data for the predecessor collective investment funds is not necessarily indicative of the future performance of each Fund. This is because the predecessor collective investment funds were not subject to certain investment limitations imposed on mutual funds, which, if they had been imposed, may have adversely affected their performance.

    The performance of the Funds since inception, as set forth below, reflects the average annual total returns, adjusted to reflect Fund expenses, net of voluntary waivers and reimbursements, for the periods specified below. The predecessor collective investment funds did not incur expenses that correspond to the advisory, administrative, and other fees to which each Fund is subject. Accordingly, the performance information for the predecessor collective funds has been adjusted by applying the total expense ratio for the corresponding Fund, as disclosed in the prospectus at the time the Fund commenced operations, which reduced the actual performance of the collective investment fund.

                                                                 ONE YEAR       TWO YEARS
                                                               ENDED 5/31/97  ENDED 5/31/97    SINCE INCEPTION
                                                               -------------  -------------  --------------------
Emerging Markets Equity Fund.................................        20.16%         *               26.78%
                                                                                             (3/31/96 - 5/31/97)

Small Cap Equity Fund........................................        32.74%         32.72%          29.02%
                                                                                              (9/1/94 - 5/31/97)

------------------------

* Not applicable.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               STI CLASSIC FUNDS
            CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
             CLASSIC INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
                         Supplement dated June 30, 1997
                     to Prospectus dated December 11, 1996

    The Prospectus dated December 31, 1996, is hereby amended by the addition of the following unaudited financial information for the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Treasury Money Market Fund for the period ended May 31, 1997.

FINANCIAL HIGHLIGHTS                                       THE STI CLASSIC FUNDS

For the Period from Inception Through May 31, 1997                     UNAUDITED

For a Share Outstanding Throughout the Period

                                                                                CLASSIC             CLASSIC
                                                                             INSTITUTIONAL       INSTITUTIONAL
                                                                            CASH MANAGEMENT      U.S. TREASURY
                                                                              MONEY MARKET        MONEY MARKET
                                                                                FUND(1)             FUND(1)
                                                                           ------------------  ------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................      $     1.00          $     1.00
Net Investment Income....................................................            0.02                0.02
Net Realized and Unrealized Gain on Investments..........................          --                  --
Distributions from Net Investment Income.................................           (0.02)              (0.02)
Distributions from Realized Capital Gains................................          --                  --
NET ASSET VALUE, END OF PERIOD...........................................      $     1.00          $     1.00
Total Return*............................................................            2.51%               2.46%
Period Net Assets, End of Period (000's).................................      $  395,673          $   20,238
Ratio of Expenses to Average Net Assets**................................            0.06%               0.09%
Ratio of Net Investment Income to Average Net Assets**...................            5.49%               5.27%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Contributions)**................................            0.52%               0.51%
Ratio of Net Investment Income to Average Net Assets
  (Excluding Waivers and Contributions)**................................            5.03%               4.85%

------------------------

 * Return is for the period indicated and has not been annualized.

 ** All ratios are for the period indicated and have been annualized.

(1) Commenced operations December 12, 1996.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               STI CLASSIC FUNDS
                       SUPPLEMENT DATED JUNE 30, 1997 TO
          THE CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
           AND CLASSIC INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
                      STATEMENT OF ADDITIONAL INFORMATION
                            DATED DECEMBER 11, 1996

    The Statement of Additional Information for the STI Classic Funds is hereby amended and supplemented by the following unaudited financial statements of STI Classic Funds Classic Institutional Cash Management Money Market Fund and Classic Institutional U.S. Treasury Money Market Fund for the period ended May 31, 1997.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997                                        UNAUDITED



CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                        (000)        VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (70.0%)
  A1 Credit
     5.640%,  06/02/97                                 $ 13,000      $  12,998
  American Express
     5.500%,  08/28/97                                      500            493
  Banc One Funding
     5.620%,  07/21/97                                    4,000          3,969
     5.680%,  08/14/97                                    3,811          3,767
  Bank of America Toronto, Yankee
     5.730%,  07/31/97                                    5,500          5,500
  Bank of Montreal
     5.520%,  07/01/97                                   10,000          9,954
  Bank of New York
     5.500%,  06/02/97                                    3,350          3,350
  Bankers Trust
     5.500%,  11/17/97                                      200            195
  BAT Capital
     5.530%,  06/24/97                                   10,000          9,965
  Bell Atlantic Network Funding
     5.600%,  06/12/97                                    1,000            998
  Campbell Soup
     5.550%,  07/07/97                                    2,550          2,536
  Cargill Global Funding
     5.820%,  11/25/97                                      500            486
  Cargill Glogal Funding
     5.550%,  06/16/97                                    5,000          4,988
  Caterpillar Financial Services
     5.600%,  09/11/97                                    4,915          4,837
  Dean Witter Discover
     5.640%,  08/01/97                                    6,000          5,943
  Dominion Semiconductor
     5.650%,  06/03/97                                    5,000          4,998
     5.570%,  06/11/97                                    5,000          4,992
  Dresser Industries
     5.550%,  06/30/97                                   10,000          9,955
  Ford Motor Credit
     5.520%,  06/24/97                                      835            832
     5.600%,  06/27/97                                    1,000            996
     5.640%,  07/21/97                                    5,000          4,961
  Gannett
     5.520%,  06/17/97                                    4,775          4,763
  General Electric Capital
     5.400%,  06/02/97                                      500            500
     5.700%,  06/30/97                                    1,000            995
     5.630%,  09/25/97                                    1,000            982
  Golden Peanut
     5.400%,  07/15/97                                      250            248
  GTE Funding
     5.510%,  06/05/97                                    3,500          3,498
     5.510%,  06/06/97                                    5,350          5,346
     5.530%,  06/17/97                                    3,000          2,993
  Hertz
     5.620%,  07/25/97                                    8,500          8,428
  International Business Machine Credit
     5.550%,  06/09/97                                    7,717          7,708
     5.550%,  06/19/97                                    5,000          4,987
  John Hancock
     5.600%,  06/26/97                                    9,375          9,339
  Marsh & Mclennan
     5.700%,  09/05/97                                    2,393          2,357
  Metlife Funding
     5.530%,  07/11/97                                    2,203          2,189
  Monongahela Power
     5.700%,  06/02/97                                    6,320          6,319
  National Australia Funding
     5.550%,  06/02/97                                   12,000         11,998
     5.430%,  08/13/97                                      250            247
  National City Credit
     5.650%,  07/28/97                                    2,000          1,982
     5.665%,  08/21/97                                    5,000          4,936
  New England Power
     5.550%,  06/04/97                                    2,300          2,299
     5.520%,  06/06/97                                    5,550          5,546
     5.540%,  06/12/97                                    2,123          2,119
  Pactel Capital Resources
     5.510%,  06/23/97                                    7,000          6,976
  Philip Morris
     5.700%,  06/02/97                                    8,000          7,999
     5.550%,  06/06/97                                    1,505          1,504
     5.550%,  06/09/97                                    1,275          1,273
     5.550%,  06/18/97                                    1,240          1,237
  Potomac Electric  Power
     5.600%,  06/06/97                                    9,360          9,353

CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND - CONCLUDED
--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
  Progress Capital
     5.520%,  06/09/97                                  $ 8,798      $   8,787
     5.550%,  06/20/97                                    1,271          1,267
  Royal Bank Canada
     5.580%,  07/15/97                                    3,010          2,989
  RTZ America
     5.370%,  06/16/97                                      250            249
     5.550%,  06/25/97                                      250            249
     5.570%,  07/08/97                                      800            795
  Sherwin Williams
     5.550%,  06/18/97                                    5,000          4,987
  Society Generale North America
     5.500%,  09/10/97                                      200            197
  Sony Capital
     5.650%,  06/02/97                                    4,400          4,399
  South Carolina Fuel
     5.510%,  06/20/97                                    4,435          4,422
  Southern New England
  Telcommunications
     5.580%,  06/11/97                                    1,157          1,155
  Transamerica Finance
     5.650%,  06/02/97                                    7,500          7,499
     5.520%,  06/12/97                                    5,000          4,992
     5.530%,  06/13/97                                      700            699
  U.S. Borax
     5.600%,  07/01/97                                    2,000          1,991
     5.650%,  07/16/97                                    1,600          1,589
  Union Bank Of Switzerland Finance
     5.750%,  06/02/97                                    1,000          1,000
  US Borax
     5.370%,  06/16/97                                      250            249
  Virgina Electric & Power
     5.650%,  07/16/97                                    2,000          1,986
  Waste Management Technologies
     5.580%,  06/24/97                                    3,000          2,989
     5.650%,  06/27/97                                    2,770          2,759
  Xerox Credit
     5.520%,  06/12/97                                    1,985          1,982
     5.510%,  06/24/97                                    5,100          5,082
                                                                      --------
  Total Commercial Paper
  (Cost $277,147)                                                      277,147
                                                                      --------
  MUNICIPAL BONDS (0.3%)
  Compton Community,
  Redevelopment Agency,
  Series 1995B, RB, CGIC TAXABLE
     6.150%,  08/01/97                                    1,000          1,000
                                                                      --------
  Total Municipal Bonds
  (Cost $1,000)                                                          1,000
                                                                      --------
  CORPORATE OBLIGATIONS (5.2%)
  Associates Corporation of
  North America
     6.750%,  06/13/97                                    3,000          3,001
     8.625%,  06/15/97                                      500            500
  Beneficial MTN
     6.850%,  11/19/97                                    1,500          1,506
     6.860%,  11/19/97                                    2,200          2,209
  BP America
     8.875%,  12/01/97                                      200            203
  Dow Capital BV
     5.750%,  09/15/97                                      500            500
  FCC National Bank (C)
     5.640%,  05/08/98                                    3,000          2,999
  Federal National Mortgage
  Association MTN
     6.520%,  09/08/97                                      500            501
     6.520%,  09/15/97                                      900            901
  First Chicago MTN
     11.150%,  10/31/97                                   1,700          1,735
  Household Finance
     7.750%,  06/15/97                                    2,250          2,251
  6.250%,  10/15/97                                       1,000          1,001
  Morgan Guaranty Trust
     5.950%,  06/06/97                                      200            200
  Teco Energy MTN
     9.250%,  06/16/97                                    3,000          3,004
                                                                      --------
  Total Corporate Obligations
  (Cost $20,511)                                                        20,511
                                                                      --------

--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
  CERTIFICATES OF DEPOSIT (4.8%)
  Bankers Trust Toronto
     5.690%,  08/21/97                                $   4,000      $   4,000
  Societe Generale, Yankee
     5.690%,  08/22/97                                    5,000          5,000
  Swiss Bank, Yankee
     5.530%,  06/30/97                                   10,000         10,000
                                                                      --------
  Total Certificates Of Deposit
  (Cost $19,000)                                                        19,000
                                                                      --------


  ASSET-BACKED SECURITIES (1.0%)
    Americredit Auto Receivables
     Trust, 1997-B, Cl A
     5.790%,  06/12/98                                    4,000          4,000
                                                                      --------
  Total Asset-Backed Securities
  (Cost $4,000)                                                          4,000
                                                                      --------


  REPURCHASE AGREEMENTS (21.3%)
  Deutsche Bank
     5.56%, dated 05/30/97, matures
     06/02/97, repurchase price
     $76,220,749 (collateralized by
     various FHLMC obligations,
     total par value $94,382,160,
     0.000%-6.630%, 05/15/08-
     09/01/26; FNMA obligation,
     total par value $21,264,738,
     0.000%, 01/01/26: total market
     value $77,708,900)                                  76,185         76,185

  Salomon Brothers
     5.56%, dated 05/30/97, matures
     06/02/97, repurchase price
     $8,072,554 (collateralized by
     various FHLMC obligations,
     total par value $9,465,582,
     6.014%-8.500%, 07/01/02-
     11/01/26; various FNMA
     obligations, total par
     value $20,886,794,
     04/01/98-05/01/26:
     total market value $8,294,005)                       8,069          8,069
                                                                      --------
  Total Repurchase Agreements
     (Cost $84,254)                                                     84,254
                                                                      --------
  Total Investments (102.6% )
     (Cost $405,912)                                                  $405,912
                                                                      --------
  Other Assets and Liabilities, Net (-2.6%)                            (10,239)
                                                                      --------


NET ASSETS:
  Fund shares of the Trust Class
     (unlimited authorization -- no
     par value) based on 395,673,180
     outstanding shares of beneficial interest                         395,673
                                                                      --------
Total Net Assets (100.0%)                                             $395,673
                                                                      --------
                                                                      --------
Net Asset Value, Offering and Redemption
  Price Per Share -- Institutional Shares                             $   1.00
                                                                      --------
                                                                      --------


       The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS MAY 31, 1997                                         UNAUDITED


CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
TREASURY NOTES (4.9%)
  U.S. Treasury Notes
     5.750%,  10/31/97                                $   1,000      $   1,001
                                                                     ---------
  Total Treasury Notes
     (Cost $1,001)                                                       1,001
                                                                      --------

REPURCHASE AGREEMENTS (71.1%)
  Deutsche Bank
     5.50%, dated 05/30/97, matures
     06/02/97, repurchase price
     $1,031,851 (collateralized by
     U.S. Treasury Bill, par value
     $948,000, 0.000%, 07/31/97;
     U.S. Treasury Note, par value
     $111,000, 5.125%, 12/31/98:
     total market value $1,052,006)                       1,031          1,031
  Merrill Lynch
     5.50%, dated 05/30/97, matures
     06/02/97, repurchase price
     $1,000,995 (collateralized by
     U.S. Government STRIPS, total
     par value $1,995,661, 0.000%,
     05/15/02-11/15/14: total
     market value $1,021,320)                             1,001          1,001
  Barclays
     5.50%, dated 05/30/97, matures
     06/02/97, repurchase price
     $4,677,964 (collateralized by
     U.S. Treasury Bill, par value
     $4,955,000, 0.000%, 02/05/98:
     total market value $4,770,173)                       4,676          4,676
  Morgan Stanley
     5.50%, dated 05/30/97, matures
     06/02/97, repurchase price $1,000,458
     (collateralized by U.S. Treasury
     Note, par value $990,000,
     7.25%, 05/15/04: total market
     value $1,021,442)                                    1,000          1,000
  Salomon Brothers
     5.50%, dated 05/30/97, matures
     06/02/97, repurchase price
     $1,000,458 (collateralized by
     various U.S. Treasury Notes,
     total par value $1,005,000,
     6.125%-8.875%, 11/15/97-
     07/31/00: total market
     value $1,022,745)                                   $1,000       $  1,000
  Swiss Bank
     5.50%, dated 05/30/97, matures
     06/02/97, repurchase price
     $4,678,206 (collateralized by
     U.S. Treasury Bond, par value
     $4,565,000, 7.250%, 08/15/22;
     U.S. Treasury Note, par value
     $25,000, 5.875%, 06/30/00: total
     market value $4,777,310)                             4,676          4,676
  Union Bank of Switzerland
     5.50%, dated 05/30/97, matures
     06/02/97, repurchase price
     $1,000,458 (collateralized by
     U.S. Treasury Note, par value
     $1,030,000, 5.875%, 11/15/99:
     total market value $1,021,198)                       1,000          1,000
                                                                      --------
  Total Repurchase Agreements
     (Cost $14,384)                                                     14,384
                                                                      --------
  Total Investments (76.0% of net assets)
     (Cost $15,384)                                                     15,384
                                                                      --------


       The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                    THE STI CLASSIC FUNDS
May 31, 1997                                                           UNAUDITED


KEY TO ABBREVIATIONS USED IN THE STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS


FHLMC   Federal Home Loan Mortgage Corporation
FNMA    Federal National Mortgage Association
MTN     Medium Term Note
RB      Revenue Bond
STRIPS  Separately Traded Registered Interest and Principal Security
(C) Variable rate security. The rate reported on the Statement of Net Assets is the rate in effect on May 31, 1997.

STATEMENT OF ASSETS AND LIABILITIES (000)                  THE STI CLASSIC FUNDS
May 31, 1997                                                           UNAUDITED


                                                                                      ---------------------
                                                                                      Classic Institutional
                                                                                          U.S. Treasury
                                                                                        Money Market Fund
                                                                                      ---------------------

Assets:
  Investment at Market Value (Cost $15,384)                                          $              15,384
  Receivables for Investment Securities Sold                                                         4,951
  Other Assets                                                                                          98
                                                                                      ---------------------
  Total Assets                                                                                      20,433
                                                                                      ---------------------
Liabilities:
  Accrued Expenses                                                                                       4
  Distribution Payable                                                                                 101
                                                                                      ---------------------
  Total Liabilities                                                                                    105
                                                                                      ---------------------
Net Assets:
  Fund Shares of the Institutional Shares (Unlimited Authorization--No Par Value)
    Based on 20,238,609 Outstanding Shares of Beneficial Interest                                    20,239
  Accumulated Net Realized Loss on Investments                                                          (1)
                                                                                      ---------------------
  Total Net Assets                                                                   $              20,238
                                                                                      ---------------------
                                                                                      ---------------------

Net Asset Value, Offering Price and
  Redemption Price Per Share                                                         $                1.00
                                                                                      ---------------------
                                                                                      ---------------------


The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                              THE STI CLASSIC FUNDS
For the Period Ended May 31, 1997                                      UNAUDITED

                                                            ---------------------       ---------------------
                                                            Classic Institutional       Classic Institutional
                                                               Cash Management              U.S. Treasury
                                                              Money Market Fund           Money Market Fund
                                                                    (1)                          (1)
                                                            ---------------------       ---------------------
                                                                  12/12/96 -                 12/12/96 -
                                                                  05/31/97                   05/31/97
                                                            ---------------------       ---------------------

Interest Income:                                           $              2,784        $                 491

Expenses :
  Investment Advisory Fees                                                  100                           18
  Investment Advisory Fees Waived                                          (100)                         (18)
  Contribution from Advisor                                                (131)                         (20)
  Administrator Fees                                                         33                            6
  Registration Fees                                                         111                            6
  Transfer Agent Fees                                                         8                            8
  Printing Fees                                                               3                            3
  Amortization of Deferred Organizational Costs                               5                            5
                                                            ---------------------       ---------------------
  Total Expenses                                                             29                            8
                                                            ---------------------       ---------------------
Net Investment Income                                                     2,755                          483
                                                            ---------------------       ---------------------
Net Realized (Loss) on Securities Sold                                        -                           (1)
                                                            ---------------------       ---------------------
Increase in Net Assets Resulting From Operations           $              2,755        $                 482
                                                            ---------------------       ---------------------
                                                            ---------------------       ---------------------


Amounts designated as "-" are either $0 or round to $0.

(1) Commencement of operations.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                   THE STI CLASSIC FUNDS
For the Period Ended May 31, 1997                                      UNAUDITED


                                                                Classic Institutional         Classic Institutional
                                                                    Cash Management                U.S. Treasury
                                                                   Money Market Fund            Money Market Fund
                                                                       12/12/96 -                   12/12/96 -
                                                                      05/31/97 (1)                 05/31/97 (1)
                                                                ---------------------         ---------------------
Operations:
  Net Investment Income                                        $               2,755         $                 483
  Net Realized (Loss) on Securities Sold                                           -                            (1)
                                                                ---------------------         ---------------------
     Increase in Net Assets Resulting From Operations                          2,755                           482
                                                                ---------------------         ---------------------

Distributions to Shareholders:
  Net Investment Income:                                                      (2,755)                         (483)
  Capital Gains:                                                                   -                             -
                                                                ---------------------         ---------------------
     Total Distributions                                                      (2,755)                         (483)
                                                                ---------------------         ---------------------

Capital Share Transactions (1):
  Proceeds from Shares Issued                                                578,520                       143,133
  Reinvestments of Cash Distributions                                              -                             -
  Cost of Shares Redeemed                                                   (182,847)                     (122,894)
                                                                ---------------------         ---------------------
     Increase in Net Assets from Share Transactions                          395,673                        20,239
                                                                ---------------------         ---------------------
        Total Increase in Net Assets                                         395,673                        20,238
                                                                ---------------------         ---------------------

Net Assets:
  Beginning of Period                                                              -                             -
                                                                ---------------------         ---------------------
  End of Period                                                $             395,673         $              20,238
                                                                ---------------------         ---------------------
                                                                ---------------------         ---------------------

(1) Shares Issued and Redeemed:
    Proceeds from Shares Issued                                              578,520                       143,133
    Reinvestments of Cash Distributions                                            -                             -
    Cost of Shares Redeemed                                                 (182,847)                     (122,894)
                                                                ---------------------         ---------------------
     Net Share Transactions                                                  395,673                        20,239
                                                                ---------------------         ---------------------


Amounts designated as "-" are either $0 or round to $0.

(1) Commencement of operations.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                  STI CLASSIC FUNDS
May 31, 1997                                                          UNAUDITED

1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twenty-four portfolios: the Prime Quality Money Market Fund, the U.S. Government Securities Money Market Fund, the Tax-Exempt Money Market Fund, the Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Treasury Fund (collectively the "Money Market Funds"), the Investment Grade Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Short-Term U.S. Treasury Securities Fund, the Short-Term Bond Fund, the Capital Growth Fund, the Value Income Stock Fund, the Sunbelt Equity Fund, the Mid-Cap Equity Fund, the Balanced Fund, the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the Tennessee Tax-Exempt Bond Fund, the U.S. Government Securities Fund, the Limited-Term Federal Mortgage Securities Fund, the Small Cap Equity Fund, the International Equity Fund, the International Equity Index Fund and the Emerging Markets Equity Fund (collectively the "Non-Dollar Funds"). The assets of each portfolio are segregated, and a shareholder's interest is limited to the Fund in which shares are held. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The footnotes herein pertain only to the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Treasury Fund (collectively the "Funds").

2. Significant Accounting Policies:

    SECURITY VALUATION -- Investment securities held by the Funds are stated at amortized cost, which approximates market value.

    FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized ratably to maturity and are included in interest income.

    REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

    NET ASSET VALUE PER SHARE-- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

    OTHER -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

Distributions from net investment income of each of the Funds are declared on each business day and paid to shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3. Organization Costs and Transactions with Affiliates:

The Trust incurred organization costs of approximately $653,100. These costs have been deferred in the accounts of the Funds and are being amortized on a straight line basis over a period of sixty months commencing with operations. The costs include legal fees of approximately $41,100 for organizational work performed by a law firm of which two officers of the

Trust are partners. On March 18, 1992, the Trust sold initial shares of beneficial interest to SEI Fund Resources (the "Administrator"). In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. Administration and Transfer Agency Servicing Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Annuity Trust) of: .10% up to $1 billion, .07% on the next $4 billion, .05% on the next $3 billion, .045% on the next $2 billion and .04% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

5. Investment Advisory and Custodian Agreements:

The Trust and STI Capital Management, N.A., ("STI Capital Management, N.A."), Trusco Capital Management ("Trusco"), the SunTrust Bank, Atlanta and SunTrust Bank, Chattanooga have entered into advisory agreements dated May 29, 1992, July 15, 1993, December 20, 1993 and December 20, 1993 respectively.

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:


                                                                  Maximum                  Maximum
                          Maximum     Institutional    Trust      Investor     Investor    Flex Share     Flex
                          Annual      Share            Share      Share        Share       Distribu-      Share
                          Advisory    Maximum          Maximum    Distribu-    Maximum     tion and       Maximum
                          Fee         Expense          Expense    tion Fee     Expense     Service Fee    Expense
                          --------    -------------    -------    ---------    --------    -----------    -------
Trusco:
Classic Institutional
Cash Management
Money Market
Fund                       .20%          .20%            --          --           --           --           --
Classic Institutional
U.S. Treasury
Money Market
Fund                      .20%           .20%            --          --           --           --           --


The Investment Advisors, the Administrator and the Distributor have voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses to an amount as outlined in the table above. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank, Atlanta, formerly Trust Company Bank, acts as custodian for all the Funds except the International Equity, the International Equity Index and the Emerging Markets Equity Funds who utilize The Bank of New York as custodian. Fees of the Custodians are paid on the basis of the net assets of the Funds. The Custodians play no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

NOTES TO FINANCIAL STATEMENTS                                  STI CLASSIC FUNDS
May 31, 1997                                                          UNAUDITED

7. Consents of Sole Shareholder:

On December 10, 1996, the sole shareholder of the Classic Institutional Cash Management Money Market Fund and Classic Institutional U.S. Treasury Securities Money Market Fund (the "Funds") approved the following appointments: SEI Fund Resources to serve as administrator of the Funds, Trusco Capital Management to serve as investment adviser to the assets of the Funds, SEI Investments Distribution Co. to serve as distributor of the shares of the Funds and Arthur Andersen LLP to serve as independent public accountants of the Funds.

                                STI CLASSIC FUNDS

                        SUPPLEMENT DATED JUNE 30, 1997 TO
           THE CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
            AND CLASSIC INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 11, 1996


     The Statement of Additional Information for the STI Classic Funds is hereby amended and supplemented by the following unaudited financial statements of STI Classic Funds Classic Institutional Cash Management Money Market Fund and Classic Institutional U.S. Treasury Money Market Fund for the period ended May 31, 1997.


FINANCIAL HIGHLIGHTS                                       THE STI CLASSIC FUNDS
For the Period from Inception Through May 31, 1997                     UNAUDITED
For a Share Outstanding Throughout the Period


                                                                          ------------------        -------------
                                                                                Classic                Classic
                                                                          Institutional Cash        Institutional
                                                                               Management           U.S. Treasury
                                                                              Money Market           Money Market
                                                                                Fund (1)               Fund (1)
                                                                          ------------------        -------------
Net Asset Value Beginning of Period                                            $1.00                    $1.00
Net Investment Income                                                           0.02                     0.02
Net Realized and Unrealized
  Gain on Investments                                                            -                       -
Distributions from Net Investment Income                                       (0.02)                   (0.02)
Distributions from Realized Capital Gains                                        -                       -
Net Asset Value End of Period                                                  $1.00                    $1.00
Total Return*                                                                   2.51%                    2.46%
Period Net Assets End of Period (000)                                       $395,673                  $20,238
Ratio of Expenses to Average Net Assets**                                       0.06%                    0.09%
Ratio of Net Investment Income to Average Net Assets**                          5.49%                    5.27%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Contributions)**                                       0.52%                    0.51%
Ratio of Net Investment Income to Average Net
  Assets (Excluding Waivers and Contributions)**                                5.03%                    4.85%



*   Return is for the period indicated and has not been annualized.
**  Annualized.
(1) Commenced operations December 12, 1996.

The accompanying notes are an integral part of the financial statements.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               STI CLASSIC FUNDS
                       SUPPLEMENT DATED JUNE 30, 1997 TO
           THE EMERGING MARKET EQUITY FUND AND SMALL CAP EQUITY FUND
                      STATEMENT OF ADDITIONAL INFORMATION
                            DATED DECEMBER 31, 1996

    The Statement of Additional Information for the STI Classic Funds is hereby amended and supplemented by the following unaudited financial statements of STI Classic Funds Emerging Market Equity Fund and Small Cap Equity Fund for the period ended May 31, 1997.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997                                        UNAUDITED


SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------
                                                          SHARES      VALUE(000)
--------------------------------------------------------------------------------
COMMON STOCKS (95.2%)
APPAREL/TEXTILES (4.9%)
  Guilford Mills                                        132,250       $  2,595
  Springs Industries, Cl A                               75,200          3,807
                                                                      --------
     Total Apparel/Textiles                                              6,402
                                                                      --------
AUTOMOTIVE (2.5%)
  Regal Beloit                                          115,700          3,081
  Winnebago Industries                                   20,400            140
                                                                      --------
     Total Automotive                                                    3,221
                                                                      --------
BANKS (6.6%)
  Banco Latinamericano de
     Exportaciones                                       46,600          2,196
  Bank United, Cl A                                      28,700            997
  Interwest Bancorp                                      26,700            935
  Klamath First Bancorp                                  61,500          1,138
  National Bancorp of Alaska                             14,400          1,130
  Seacoast Banking  of Florida                           49,000          1,286
  West Coast Bancorp                                     40,625          1,016
                                                                      --------
     Total Banks                                                         8,698
                                                                      --------
BEAUTY PRODUCTS (0.7%)
  Chemed                                                 26,300            960
                                                                      --------
BROADCASTING, NEWSPAPERS &
  ADVERTISING (0.1%)
  TCA Cable Television                                    3,000            101
                                                                      --------
BUILDING (2.2%)
  Columbus Mckinnon                                      63,700          1,147
  Commonwealth Industries                                94,700          1,788
                                                                      --------
     Total Building                                                      2,935
                                                                      --------
CHEMICALS (2.4%)
  WD-40                                                  32,700          1,856
  Wellman                                                73,100          1,307
                                                                      --------
     Total Chemicals                                                     3,163
                                                                      --------
COAL MINING (0.8%)
  Pittston Minerals Group                                73,400          1,009
                                                                      --------
  COMMERCIAL PRINTING (2.4%)
  Bowne & Company                                       106,000          3,167
                                                                      --------
COMMUNICATIONS EQUIPMENT (2.7%)
  Harman International                                   84,800          3,540
                                                                      --------
COMPUTERS & SERVICES (0.8%)
  Valmont Industries                                     24,100          1,012
                                                                      --------
CONCRETE & MINERAL PRODUCTS (0.3%)
  Ameron                                                  6,600            366
                                                                      --------
CONSUMER PRODUCTS (1.5%)
  Brown Group                                           107,000          1,926
                                                                      --------
ELECTRICAL SERVICES (2.4%)
  Minnesota Power & Light                                65,300          1,894
  TNP Enterprises                                        56,000          1,232
                                                                      --------
     Total Electrical Services                                           3,126
                                                                      --------
FOOD, BEVERAGE & TOBACCO (1.6%)
  Smucker (J.M.), Cl B                                  115,100          2,144
                                                                      --------
GAS/NATURAL GAS (2.3%)
  Eastern Enterprises                                    12,800            442
  Enron Global Power &
     Pipelines L.C.C.                                    12,800            422
  Northwest Natural Gas                                  39,050            952
  Wicor                                                  33,900          1,246
                                                                      --------
     Total Gas/Natural Gas                                               3,062
                                                                      --------
GLASS PRODUCTS (1.9%)
  Libbey                                                 74,800          2,497
                                                                      --------
HOUSEHOLD FURNITURE & FIXTURES (2.0%)
  Bush Industries                                       116,300          2,617
                                                                      --------
HOUSEHOLD PRODUCTS (1.7%)
  Lilly Industries
     Incorporated, Cl A                                   9,000            189
  LSI Industries                                         72,300          1,103
  Thomas Industries                                      34,000            956
                                                                      --------
  Total Household Products                                               2,248
                                                                      --------

SMALL CAP EQUITY FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                          SHARES      VALUE(000)
--------------------------------------------------------------------------------
INSURANCE (3.5%)
  GCR Holdings                                            7,800       $    209
  IPC Holdings                                           79,300          2,022
  Lawyers Title                                          43,800            788
  Willis Corroon Public Limited                         132,900          1,495
                                                                      --------
     Total Insurance                                                     4,514
                                                                      --------
LEISURE (3.1%)
  Cross A.T., Cl A                                       54,800            610
  K2                                                     55,500          1,603
  Movado Group                                           86,625          1,917
                                                                      --------
     Total Leisure                                                       4,130
                                                                      --------
MACHINERY (3.7%)
  Hardinge                                               38,000            988
  Zurn Industries                                       145,900          3,866
                                                                      --------
     Total Machinery                                                     4,854
                                                                      --------
MARINE TRANSPORTATION (2.9%)
  Knightsbridge Tankers Limited*                         50,000          1,231
  Sea Containers                                        127,200          2,544
                                                                      --------
     Total Marine Transportation                                         3,775
                                                                      --------
MEDICAL PRODUCTS & SERVICES (2.3%)
  Invacare                                              117,000          2,516
  Optical Coating Laboratories                           43,900            466
                                                                      --------
     Total Medical Products & Services                                   2,982
                                                                      --------
MISCELLANEOUS BUSINESS SERVICES (4.3%)
  ABM Industries                                         99,700          1,932
  Kelly Services, Cl A                                   61,000          1,792
  Sotheby's Holdings, Cl A                              124,000          1,922
                                                                      --------
     Total Miscellaneous Business Services                               5,646
                                                                      --------
MISCELLANEOUS CONSUMER SERVICES (1.4%)
  Angelica                                              104,900          1,888
                                                                      --------
PAPER & PAPER PRODUCTS (2.2%)
  Earthgrains                                            34,200          1,949
  Rock Tenn, Cl A                                        63,000            953
                                                                      --------
     Total Paper & Paper Products                                        2,902
                                                                      --------
PETROLEUM & FUEL PRODUCTS (1.9%)
  Giant Industries                                       44,700            648
  Monterey Resources                                    118,500          1,866
                                                                      --------
     Total Petroleum & Fuel Products                                     2,514
                                                                      --------
PRINTING & PUBLISHING (4.7%)
  Banta                                                  87,000          2,414
  John H. Harland                                       163,300          3,736
                                                                      --------
     Total Printing & Publishing                                         6,150
                                                                      --------
RETAIL (5.7%)
  Ingles Markets, Cl A                                  136,000          1,964
  Morrison Health Care                                  103,100          1,675
  Talbots                                               143,700          3,772
                                                                      --------
  Total Retail                                                           7,411
                                                                      --------
RUBBER & PLASTIC (2.2%)
  West Company                                           96,100          2,835
                                                                      --------
SEMI-CONDUCTORS/INSTRUMENTS (3.0%)
  Methode Electronics, Cl A                             231,200          3,902
                                                                      --------
STEEL & STEEL WORKS (0.7%)
  Schnitzer Steel Industries, Cl A                       38,800            970
                                                                      --------
TRUCKING (1.4%)
  Arnold Industries                                     107,300          1,797
                                                                      --------
WATER UTILITIES (1.0%)
  United Water Resources                                 74,100          1,334
                                                                      --------
WHOLESALE (11.4%)
  A.M. Castle                                            87,600          1,905
  Applied Industrial Technology                          45,500          1,598
  Barnes Group                                           13,300            357
  Bindley Western Industries                             75,600          1,663
  Fisher Scientific International                        69,000          2,501
  Quaker State                                          255,400          3,863
  Rykoff-Sexton                                          52,100            996
  Vital Signs                                           101,000          2,007
                                                                      --------
     Total Wholesale                                                    14,890
                                                                      --------
Total Common Stocks
     (Cost $117,046)                                                   124,688
                                                                      --------

--------------------------------------------------------------------------------
                                                        SHARES/FACE
                                                        AMOUNT(000)  VALUE(000)
--------------------------------------------------------------------------------
PREFERRED STOCKS (1.9%)
PRECIOUS METALS (1.9%)
  Coeur D'Alene Mines                                   151,100       $  2,512
                                                                      --------
  Total Preferred Stocks
     (Cost $2,502)                                                       2,512
                                                                      --------

REPURCHASE AGREEMENT (3.7%)
  Deutsche Bank
     5.56%, dated 05/30/97, matures
     06/02/97, repurchase price
     $4,900,503.77 (collateralized by
     FHLMC obligation, total par
     value $5,062,244, 6.092%,
     10/01/32, total market value
     $4,996,199)                                         $4,898          4,898
                                                                      --------
Total Repurchase Agreement
  (Cost $4,898)                                                          4,898
                                                                      --------
Total Investments (100.8%)
  (Cost $124,446)                                                      132,098
                                                                      --------
Other Assets and Liabilities, Net (-0.8%)                               (1,049)
                                                                      --------

NET ASSETS:
  Fund shares of the Trust Class
     (unlimited authorization -- no
     par value) based on 11,836,719
     outstanding shares of beneficial interest                         121,332
  Undistributed net investment income                                      316
  Accumulated net realized
     gain on investments                                                 1,749
  Net unrealized appreciation
     on investments                                                      7,652
                                                                      --------
Total Net Assets (100.0%)                                             $131,049
                                                                      --------
                                                                      --------
Net Asset Value, Offering and Redemption
  Price Per Share -- Trust Shares                                     $  11.07
                                                                      --------
                                                                      --------

EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------
                                                          SHARES      VALUE(000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS (84.7%)
ARGENTINA (6.9%)
  Banco Frances del Rio de la
     Plata ADR*                                          16,000       $    526
  Capex, Cl A                                            33,700            324
  Massalin Particulares, Cl B                            38,800            231
  Metrogas ADR                                           32,204            314
  Quilmes Industrial                                     37,000            430
  Transportadora de Gas del
     Sur ADR                                             33,000            417
  YPF ADR, Cl D                                          16,000            480
                                                                      --------
     Total Argentina                                                     2,272
                                                                      --------
BRAZIL (4.3%)
  Makro Atacadista GDR                                   27,500            344
  Souza Cruz                                             50,000            467
  Telecom Brasileiras ADR                                 3,230            444
  Votorantim Celelose Papel
     Receibos*                                        1,476,876             40
  Unibanco                                               12,000            414
                                                                      --------
     Total Brazil                                                        1,709
                                                                      --------
CHILE (1.1%)
  Administradora de Fondos de
     Pensiones Provida ADR                               21,500            441
                                                                      --------
COLOMBIA (1.6%)
  Banco de Colombia GDS                                  24,700            152
  Banco Ganadero ADR                                     15,600            476
                                                                      --------
     Total Colombia                                                        628
                                                                      --------
CZECH REPUBLIC (0.5%)
  Komercni Banka GDR                                      8,400            204
                                                                      --------
ECUADOR (0.4%)
  LA Cemento Nacional GDR                                   800            158
                                                                      --------
GREECE (5.3%)
  Greek Telecom                                           7,800            194
  Hellas Can Packaging                                   25,500            467
  Papastratos Cigarettes                                 15,400            316
  Teletypos                                             130,000            533
  Titan Cement Company                                    5,700            568
                                                                      --------
     Total Greece                                                        2,078
                                                                      --------


       The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                          SHARES      VALUE(000)
--------------------------------------------------------------------------------


HONG KONG (9.2%)
  China Hong Kong Photo                               1,086,000       $    315
  Esprit Asia Holdings                                  616,000            354
  First Pacific                                         142,000            181
  National Mutual Asia                                  358,000            390
  Peregrine Investment Holdings                         137,000            244
  Peregrine Investments Warrants*                         6,600              2
  Road King Infrastructure*                             400,000            390
  Seoul Horizon Trust                                    17,000            212
  Shenzhen Express*                                     700,000            235
  Sinocan                                               920,000            365
  South China Morning Post
     Holdings                                           460,000            442
  Wing Hang Bank                                        108,000            514
                                                                      --------
     Total Hong Kong                                                     3,644
                                                                      --------
HUNGARY (1.4%)
  Egis*                                                   6,000            353
  Gedeon Richter GDR                                      2,500            207
                                                                      --------
     Total Hungary                                                         560
                                                                      --------
INDIA (4.5%)
  Hindalco GDR                                            6,700            221
  India Cements GDR                                      54,000            124
  Indian Aluminium GDR                                   15,800             58
  Indian Aluminum GDS                                    15,300             57
  Tata Electric GDR                                         210             71
  Videsh Sanchar Nigam GDR                               60,000          1,236
                                                                      --------
     Total India                                                         1,767
                                                                      --------
INDONESIA (8.8%)
  Budi Acid Jaya, F                                     185,000            228
  Citra Marga Nusaphala                                 472,000            471
  Dankos Laboratories, F                                665,000            561
  Indonesian Satellite ADR                               13,500            403
  Matahari Putra Prima                                  251,000            447
  Modern Photo Film, F                                  150,000            546
  Tambang Timah, F                                      281,000            451
  Tempo Scan Pacific                                    164,000            351
                                                                      --------
     Total Indonesia                                                     3,458
                                                                      --------

ISRAEL (5.8%)
  Blue Square Stores*                                    57,300            587
  ECI Telecommunications                                 22,000            509
  Koor Industries ADR                                    20,300            355
  Nice Systems ADR*                                      18,000            549
  Orbotech*                                              10,000            279
                                                                      --------
     Total Israel                                                        2,279
                                                                      --------
MALAYSIA (3.4%)
  Aluminium of Malaysia                                 231,000            325
  Edaran Otomobil                                        28,000            244
  Petronas Dagangan                                     170,000            403
  Southern Bank Warrants*                                15,000             10
  UMW Holdings                                           72,000            370
                                                                      --------
     Total Malaysia                                                      1,352
                                                                      --------
MEXICO (8.3%)
  Femsa, Cl B                                           106,000            562
  Grupo Carso                                            66,000            375
  Grupo Continental                                     167,750            418
  Grupo Elektra GDR                                      21,100            401
  Herdez, Cl B                                        1,035,000            458
  Kimberly Clark, Cl A                                   95,500            331
  Nacional de Drogas, Cl L                              139,000            459
  Telefonos de Mexico ADR                                 6,500            288
                                                                      --------
     Total Mexico                                                        3,292
                                                                      --------
PANAMA (1.1%)
  Banco Latinamericano de
     Exportaciones                                        9,000            424
                                                                      --------
PERU (2.1%)
  Cerveceria Backus & Johnston                          356,240            320
  CPT Telefoncia del Peru                                15,000            381
  Telefonica del Peru, Cl B                              50,500            125
                                                                      --------
     Total Peru                                                            826
                                                                      --------

--------------------------------------------------------------------------------
                                                          SHARES      VALUE(000)
--------------------------------------------------------------------------------

PHILIPPINES (3.6%)
  Bacnotan Consolidated                                 135,600       $    250
  Benpres GDR*                                           65,800            467
  First Philippene Holdings                             174,375            288
  Philippine Long Distance                               14,000            414
                                                                      --------
     Total Philippines                                                   1,419
                                                                      --------
PORTUGAL (2.5%)
  Banco Totta & Acores                                   21,700            309
  Cimentos de Portugal                                   15,020            330
  Portugal Telecom                                          600             23
  Portugal Telecom ADR                                    8,200            316
                                                                      --------
     Total Portugal                                                        978
                                                                      --------
SINGAPORE (2.0%)
  Amtek Engineering                                     180,000            311
  Elec & Eltek International                             84,000            496
                                                                      --------
     Total Singapore                                                       807
                                                                      --------
SOUTH AFRICA (8.6%)
  Amalgated Banks of South Africa                        39,642            245
  Anglo American Coal                                     3,260            216
  Barlow                                                 37,700            399
  De Beers Consolidated Mines ADR                         5,500            194
  Gencor                                                 44,000            193
  Kersaf Investments                                     48,600            381
  Liberty Life Association of Africa                     14,000            392
  Rembrandt Group                                        30,400            306
  Richemont                                              26,500            360
  Sasol                                                  26,200            321
  Suncrush                                              181,000            387
                                                                      --------
     Total South Africa                                                  3,394
                                                                      --------
SOUTH KOREA (1.5%)
  Pohang Iron & Steel ADR                                21,000            609
                                                                      --------
THAILAND (1.7%)
  K.R. Precision, F                                      46,500            324
  Nation Publishing                                     120,000            344
                                                                      --------
     Total Thailand                                                        668
                                                                      --------

--------------------------------------------------------------------------------
                                                        SHARES/FACE
                                                        AMOUNT(000)  VALUE(000)
--------------------------------------------------------------------------------
TURKEY (0.1%)
  Dogan Holding*                                      2,800,000       $     60
                                                                      --------
Total Foreign Common Stocks
  (Cost $31,409)                                                        33,477
                                                                      --------

FOREIGN PREFERRED STOCKS (6.2%)
BRAZIL (6.2%)
  Banco Bradesco                                     42,150,000            336
  Banco Itau SA Pref                                    800,000            411
  Brahma                                                440,000            319
  Cemig                                               2,800,000            128
  Centrais Eletricas de Santa
     Catarina, Cl B                                     103,000            124
  Globex Utilidades                                      15,500            235
  Lojas Renner                                        7,800,000            452
  Multibras Eletrodomes*                                228,400            233
  Votorantim Celulose Papel*                          7,500,000            203
                                                                      --------
  Total Foreign Preferred Stocks
  (Cost $2,386)                                                          2,441
                                                                      --------

FOREIGN CONVERTIBLE BONDS (0.4%)
TURKEY (0.4%)
  Medya Holdings Int'l
     10.000%,  06/28/01                                     200            160
                                                                      --------
  Total Foreign Convertible Bonds
  (Cost $175)                                                              160
                                                                      --------

EMERGING MARKETS EQUITY FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                        SHARES/FACE
                                                        AMOUNT(000)  VALUE(000)
--------------------------------------------------------------------------------

TIME DEPOSITS (7.6%)
  Cayman Island
     5.250%, 06/02/97                                  $  3,000       $  3,000
                                                                      --------
Total Time Deposits
  (Cost $3,000)                                                          3,000
                                                                      --------
Total Investments (98.9%)
  (Cost $36,970)                                                        39,078
                                                                      --------
Other Assets and Liabilities, Net (1.1%)                                   417
                                                                      --------


NET ASSETS:
  Fund shares of the Trust Shares
     (unlimited authorization -- no
     par value) based on 3,660,064
     outstanding shares of beneficial interest                        $ 37,181
  Undistributed net
     investment income                                                     144
  Accumulated net realized gain
     on investments and foreign
     currency transactions                                                  62
  Net unrealized appreciation
     on investments                                                      2,108
                                                                      --------
Total Net Assets (100.0%)                                             $ 39,495
                                                                      --------
                                                                      --------
Net Asset Value, Offering and Redemption
  Price Per Share -- Trust Shares                                     $  10.79
                                                                      --------
                                                                      --------


       The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                    THE STI CLASSIC FUNDS
May 31, 1997                                                           UNAUDITED

               KEY TO ABBREVIATIONS USED IN THE STATEMENT OF NET ASSETS

1      In local currency
ADR    American Depository Receipt
Cl     Class
F      Foreign Registry Shares
FHLMC  Federal Home Loan Mortgage Corporation
GDR    Global Depository Receipt
GDS    Global Depository Shares
*      Non-income producing securities

STATEMENT OF OPERATIONS (000)                              THE STI CLASSIC FUNDS
For the Period Ended May 31, 1997                                      UNAUDITED



                                                                 ----------------        ----------------
                                                                 Emerging Markets        Small Cap Equity
                                                                  Equity Fund(1)              Fund (1)
                                                                 ----------------        ----------------
                                                                    01/31/97 -               01/31/97 -
                                                                    05/31/97                 05/31/97
                                                                 ----------------        ----------------
Income :
  Interest Income                                                $            49         $            92
  Dividend Income                                                            272                     765
  Less Foreign Taxes Withheld                                                (14)                      -
                                                                 ----------------        ----------------
  Total Income                                                               307                     857
                                                                 ----------------        ----------------

Expenses :
  Investment Advisory Fees                                                   137                     322
  Investment Advisory Fees Waived                                            (53)                    (48)
  Administrator Fees                                                           7                      18
  Registration Fees                                                           11                      32
  Transfer Agent Fees                                                          5                       6
  Transfer Agent Out of Pocket Fees                                            1                       1
  Printing Fees                                                                6                       2
  Professional Fees                                                            1                       2
  Custodian Fees                                                              43                       1
  Amortization of Deferred Organizational Costs                                1                       -
  Miscellaneous Fees                                                           4                       -
                                                                 ----------------        ----------------
  Total Expenses                                                             163                     336
                                                                 ----------------        ----------------
Net Investment Income                                                        144                     521
                                                                 ----------------        ----------------
Net Realized and Unrealized Gain (Loss) on Investments
  Net Realized Gain (Loss) on Securities Sold                                 80                   1,749
  Net Realized Loss on Foreign Currency Transactions                         (18)                      -
  Net Change in Unrealized Appreciation
  on Investments                                                           2,108                   7,652
                                                                 ----------------        ----------------
  Total Net Realized and Unrealized Gain on
  Investments                                                              2,170                   9,401
                                                                 ----------------        ----------------
Increase in Net Assets Resulting From Operations                 $         2,314         $         9,922
                                                                 ----------------        ----------------


Amounts designated as "-" are either $0 or round to $0.

(1) Commencement of operations.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                   THE STI CLASSIC FUNDS
For the Period Ended May 31, 1997                                      UNAUDITED


                                                                 ----------------       ----------------
                                                                 Emerging Markets       Small Cap Equity
                                                                  Equity Fund(1)             Fund (1)
                                                                 ----------------       ----------------
                                                                    01/31/97 -              01/31/97 -
                                                                    05/31/97                05/31/97
                                                                 ----------------       ----------------
Operations:
  Net Investment Income                                          $            144       $            521
  Net Realized Gain on Securities Sold                                         80                  1,749
  Net Realized Loss on Foreign Currency Transactions                          (18)
  Net Change in Unrealized Appreciation on Investments                      2,108                  7,652
                                                                 ----------------       ----------------
     Increase in Net Assets Resulting From Operations                       2,314                  9,922
                                                                 ----------------       ----------------

Distributions to Shareholders:
  Net Investment Income                                                         -                    (205)
  Capital Gains                                                                 -                      -
                                                                 ----------------        ----------------
     Total Distributions                                                        -                    (205)
                                                                 ----------------        ----------------

Capital Share Transactions (1):
  Proceeds from Shares Issued                                              42,043                 126,046
  Reinvestments of Cash Distributions                                           -                     137
  Cost of Shares Redeemed                                                  (4,862)                 (4,851)
                                                                 ----------------        ----------------
     Increase in Net Assets from Share Transactions                        37,181                 121,332
                                                                 ----------------        ----------------
       Total Increase in Net Assets                                        39,495                 131,049
                                                                 ----------------        ----------------


Net Assets:
  Beginning of Period                                                           -                      -
                                                                 ----------------        ----------------
  End of Period                                                  $         39,495        $        131,049
                                                                 ----------------        ----------------
                                                                 ----------------        ----------------
(1) Shares Issued and Redeemed:
   Proceeds from Shares Issued                                              4,128                  12,290
   Reinvestments of Cash Distributions                                          -                      13
   Cost of Shares Redeemed                                                   (468)                   (466)
                                                                 ----------------        ----------------
     Net Share Transactions                                                 3,660                  11,837
                                                                 ----------------        ----------------



Amounts designated as "-" are either $0 or round to $0.

(1) Commencement of operations.

The accompanying notes are an integral part of the financial statements.

1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twenty-four portfolios: the Prime Quality Money Market Fund, the U.S. Government Securities Money Market Fund, the Tax-Exempt Money Market Fund, the Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Treasury Fund (collectively the "Money Market Funds"), the Investment Grade Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Short-Term U.S. Treasury Securities Fund, the Short-Term Bond Fund, the Capital Growth Fund, the Value Income Stock Fund, the Sunbelt Equity Fund, the Mid-Cap Equity Fund, the Balanced Fund, the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the Tennessee Tax-Exempt Bond Fund, the U.S. Government Securities Fund, the Limited-Term Federal Mortgage Securities Fund, the Small Cap Equity Fund, the International Equity Fund, the International Equity Index Fund and the Emerging Markets Equity Fund (collectively the "Non-Dollar Funds"). The assets of each portfolio are segregated, and a shareholder's interest is limited to the Fund in which shares are held. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The footnotes herein pertain only to the the Small Cap Equity Fund and the Emerging Markets Equity Fund (collectively the "Funds").

2. Significant Accounting Policies:

    SECURITY VALUATION -- Investment securities held by the Funds which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price on each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Foreign securities in the Emerging Markets Equity Fund are valued based upon quotations from the primary market in which they are traded. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.

    FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

    REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

    NET ASSET VALUE PER SHARE-- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

    FOREIGN CURRENCY TRANSLATION -- The books and records of the International Equity, the International Equity Index and the Emerging Markets Equity Funds are maintained in U.S. dollars on the following basis:

    (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

    (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

    The Emerging Markets Equity Fund do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

    The Emerging Markets Equity Fund report certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

    OTHER -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

Distributions from net investment income are declared and paid each calendar quarter by the Small Cap Equity Fund. Distributions from net investment income are declared and paid annually by the Emerging Markets Fund. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3. Organization Costs and Transactions with Affiliates:

The Trust incurred organization costs of approximately $653,100. These costs have been deferred in the accounts of the Funds and are being amortized on a straight line basis over a period of sixty months commencing with operations. The costs include legal fees of approximately $41,100 for organizational work performed by a law firm of which two officers of the Trust are partners. On March 18, 1992, the Trust sold initial shares of beneficial interest to SEI Fund Resources (the "Administrator"). In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. Administration and Transfer Agency Servicing Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Annuity Trust) of: .10% up to $1 billion, .07% on the next $4 billion, .05% on the next $3 billion, .045% on the next $2 billion and .04% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

5. Investment Advisory and Custodian Agreements:

The Trust and STI Capital Management, N.A., ("STI Capital Management, N.A."), Trusco Capital Management ("Trusco"), the SunTrust Bank, Atlanta and SunTrust Bank, Chattanooga have entered into advisory agreements dated May 29, 1992, July 15, 1993, December 20, 1993 and December 20, 1993 respectively.

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:

                                                                       Maximum                  Maximum
                               Maximum     Institutional    Trust      Investor     Investor    Flex Share     Flex
                               Annual      Share            Share      Share        Share       Distribu-      Share
                               Advisory    Maximum          Maximum    Distribu-    Maximum     tion and       Maximum
                               Fee         Expense          Expense    tion Fee     Expense     Service Fee    Expense
                               --------    -------------    -------    ---------    --------    -----------    -------
STI Capital Management, N.A.:
Small Cap Equity
Fund                            1.15%          --            1.20%        --           --           --            --
Emerging Markets
Equity Fund                     1.30%          --            1.55%        --           --           --            --


The Investment Advisors, the Administrator and the Distributor have voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses to an amount as outlined in the table above. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank, Atlanta, formerly Trust Company Bank, acts as custodian for all the Funds except the International Equity, the International Equity Index and the Emerging Markets Equity Funds who utilize The Bank of New York as custodian. Fees of the Custodians are paid on the basis of the net assets of the Funds. The Custodians play no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

6. Investment Transactions:

The cost of purchases and the proceeds from sales of securities, excluding short-term investments for the period ended May 31, 1997, were as follows:

                                Purchases                  Sales
                             U.S. Government           U.S. Government
                               Securities       Other    Securities       Other
                                 (000)          (000)      (000)          (000)
                             ---------------    -----  ---------------    -----
Small Cap Equity Fund              --         $138,246       --          $20,448
Emerging Market Equity Fund        --           39,912       --            6,023

At May 31, 1997, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at May 31, 1997, were as follows:



                                    Aggregate gross            Aggregate gross        Net unrealized
                               unrealized appreciation     unrealized depreciation     appreciation
                                        (000)                      (000)                   (000)
                               -----------------------     -----------------------    --------------
Small Cap Equity Fund                  $8,816                      $1,164                 $7,652
Emerging Market Equity Fund             3,401                       1,293                  2,108


7. Consents of Sole Shareholder:

On December 30, 1996, the sole shareholder of the Emerging Markets Equity Fund and Small Cap Equity Fund (the "Funds") approved the following: SEI Fund Resources to serve as administrator of the Funds, STI Capital Management, N.A. to serve as investment adviser to the assets of the Funds, SEI Investments Distribution Co. to serve as distributor of the shares of the Funds, the Distribution and Service Plan for Flex Shares, the Distribution Plan for Investor Shares, and Arthur Andersen LLP to serve as independent public accountants of the Funds.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997



                             KEY TO ABBREVIATIONS USED IN
                             THE STATEMENT OF NET ASSETS


ADR      American Depository Receipt

AMBAC    Security insured by the American Municipal
         Bond Assurance Company

AMT      Alternative Minimum Tax

ARM      Adjustable Rate Mortgage

Cl       Class

COP      Certificate of Participation

CV       Convertible Security

ETM      Escrowed to Maturity

FGIC     Security insured by the Financial Guaranty
         Insurance Corporation

FHA      Federal Housing Authority

FHLB     Federal Home Loan Bank

FHLMC    Federal Home Loan Mortgage Corporation

FNMA     Federal National Mortgage Association

FSA      Security insured by Financial Security
         Assurance

GDR      Global Depository Receipt

GNMA     Government National Mortgage Association

GO       General Obligation

LYON     Liquid Yield Option Note

MBIA     Security insured by the Municipal Bond
         Investors Assurance

MTN      Medium Term Note

RB       Revenue Bond

REIT     Real Estate Investment Trust

REMIC    Real Estate Mortgage Investment Conduit

Ser      Series

SLMA     Student Loan Marketing Association

STRIPS   Separately Traded Registered Interest and
         Principal Security

TAN      Tax Anticipation Note

TECP     Tax Exempt Commercial Paper

TRAN     Tax & Revenue Anticipation Note

VRDN     Variable Rate Demand Note

*        Non-income producing securities

(A)      Zero Coupon Bond

(B)      Private Placement Security

(C) Variable rate security. The rate reported on the Statement of Net Assets is the rate in effect on May 31, 1997.

(D) Put and demand features exist requiring the issuer to repurchase the instrument prior to maturity.

(E) Securities are held in connection with a letter of credit issued by a major bank.

(F)      Income on security may be subject to the Alternative Minimum Tax.

(G)      Collateralized by U.S. Government Securities

                                STI CLASSIC FUNDS

                        SUPPLEMENT DATED JUNE 30, 1997 TO
            THE EMERGING MARKET EQUITY FUND AND SMALL CAP EQUITY FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 31, 1996


The Statement of Additional Information for the STI Classic Funds is hereby amended and supplemented by the following unaudited financial statements of STI Classic Funds Emerging Market Equity Fund and Small Cap Equity Fund for the period ended May 31, 1997.


FINANCIAL HIGHLIGHTS                                       THE STI CLASSIC FUNDS
For the Period from Inception Through May 31, 1997                     UNAUDITED
For a Share Outstanding Throughout the Period


                                                                 --------------       --------------
                                                                    Emerging            Small Cap
                                                                 Markets Equity           Equity
                                                                     Fund(1)             Fund (1)
                                                                 --------------       --------------
Net Asset Value Beginning of Period                              $        10.00       $        10.00
Net Investment Income                                                      0.04                 0.05
Net Realized and Unrealized
  Gain on Investments                                                      0.75                 1.04
Distributions from Net Investment Income                                   0.00                (0.02)
Net Asset Value End of Period                                    $        10.79       $        11.07
Total Return*                                                              7.90%               10.97%
Period Net Assets End of Period (000)                            $       39,495       $      131,049
Ratio of Expenses to Average Net Assets**                                  1.55%                1.20%
Ratio of Net Investment Income to Average Net Assets**                     1.37%                1.86%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Contributions)**                                  2.05%                1.37%
Ratio of Net Investment Income to Average Net
  Assets (Excluding Waivers and Contributions)**                           0.87%                1.69%
Portfolio Turnover Rate                                                   23.88%               27.46%
Average Commission Rate (A)                                      $       0.0019       $       0.0523



*    Return is for the period indicated and has not been annualized.
**   Annualized.
(A) Average commission rate paid per share for the security purchases and sales during the period.
(1)  Commenced operations January 31, 1997.


The accompanying notes are an integral part of the financial statements.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.